Concentrations	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Concentrations
Concentrations

NOTE 12– Concentrations

During the three months ended June 30, 2018 the Company’s two largest customers accounted for approximately 16% and 3% of sales, respectively. During the three months ended June 30, 2017, the Company’s two largest customers accounted for approximately 15% and 3% of sales, respectively. During the six months ended June 30, 2018 the Company’s two largest customers accounted for approximately 9% and 12% of sales, respectively. During the six months ended June 30, 2017, the Company’s two largest customers accounted for approximately 19% and 9% of sales, respectively.

During the six months ended December 31, 2017, the Company’s two largest customers each accounted for approximately 6% of sales. During the six months ended December 31, 2016, the Company’s two largest customers accounted for approximately 75% and 1% of sales, respectively.

During the year ended June 30, 2017, the Company’s two largest customers accounted for approximately 50% and 7% of sales, respectively. During the year ended June 30, 2016, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.